Summary of Significant Accounting Policies - Schedule of Suppliers or Subcontractors (Details) - Supplier Concentration Risk [Member] - Accounts Payable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subcontractor A [Member]
Schedule of Suppliers or Subcontractors [Line Items]
Subcontractor		Subcontract service
Subcontractor		22.00%	1.00%
Subcontractor B [Member]
Schedule of Suppliers or Subcontractors [Line Items]
Subcontractor		Subcontract service
Subcontractor		12.00%
Subcontractor C [Member]
Schedule of Suppliers or Subcontractors [Line Items]
Subcontractor	Subcontract service	Subcontract service
Subcontractor		12.00%
Subcontractor D [Member]
Schedule of Suppliers or Subcontractors [Line Items]
Subcontractor		Subcontract service
Subcontractor		3.00%	18.00%
Subcontractor E [Member]
Schedule of Suppliers or Subcontractors [Line Items]
Subcontractor		Subcontract service
Subcontractor			11.00%